Share based compensation - Narrative (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2024 $ / shares shares	Feb. 29, 2024 director $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares) | shares							800,000
Share options granted (in shares) | shares				180,000	0	120,000
Stock compensation expense				$ 500,000	$ 500,000	$ 400,000
Fair value of share options vested				1,100,000
Intrinsic value for unvested outstanding awards				$ 0	0	$ 0
Unrecognized compensation cost					$ 500,000
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options granted (in shares) | shares	65,000	115,000	120,000
Term (in years)	5 years	5 years	5 years
Cliff vesting period (in years)	3 years	3 years	3 years
Exercise price (in USD per share) | $ / shares	$ 10.00	$ 8.00	$ 8.0
Number of director received grant share options | director		1
Unrecognized compensation cost, weighted average period					1 year 6 months